Cover	Sep. 23, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 23, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-36672
Entity Registrant Name	KIORA PHARMACEUTICALS, INC.
Entity Central Index Key	0001372514
Entity Tax Identification Number	98-0443284
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1371 East 2100 South
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84105
City Area Code	781
Local Phone Number	788-9043
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	KPRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false